Other Non-Current Assets (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Promissory notes		$ 1,100,000
Prepaid expenses	187,176	307,946
Rent deposits	825,055	699,223
Loans to employees	32,143	61,422
Total	$ 1,044,374	$ 2,168,591